ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Revenues
	Three Months Ended September 30,
	2024	2023
Recruiters On Demand	$-	$46,040
Consulting and staffing services	52	572
Software Subscriptions	-	160
Marketplace Solutions	135,834	136,950
Total revenue	$135,886	$183,722
	Nine Months Ended September 30,
	2024	2023
Recruiters On Demand	$120	$1,832,795
Consulting and staffing services	5,602	124,752
Software Subscriptions	-	413,101
Full time placement fees	-	20,000
Marketplace Solutions	485,822	517,782
Revenue Share	-	102,440
Total revenue	$491,544	$3,010,870

	Years Ended December 31,
	2023	2022
Recruiters On Demand	$1,848,268	$16,005,413
Consulting and staffing services	129,157	696,368
Software Subscriptions	412,898	2,468,990
Full time placement fees	20,000	937,825
Marketplace Solutions	675,256	1,142,922
Revenue Share	102,440	-
Total revenue	$3,188,019	$21,251,518

Schedule Of Expected Deferred Revenue Recognition
	Total Deferred Q3 2024	Recognize Q4 2024	Recognize 2025
Other	$49,371	$-	$49,371
Marketplace Solutions	56,046	24,375	31,671
TOTAL	$105,417	$24,375	$81,042

	Total Deferred 12/31/2023	Recognize Q1 2024	Recognize Q2 2024	Recognize Q3 2024	Recognize Q4 2024	Recognize 2025
Other	$49,371	$49,371	$-	$-	$-	$-
Marketplace Solutions	100,477	64,820	12,007	6,488	2,694	14,468
TOTAL	$149,848	$114,191	$12,007	$6,488	$2,694	$14,468

Schedule Of earn-out liability measured at fair value
	Fair Value at September 30,	Fair Value Measurement Using
	2024	Level 1	Level 2	Level 3
Marketable Securities	$135,612	$135,612	$-	$-
Warrant Liability	$431,245	$-	$-	$431,245
	Fair Value at December 31,	Fair Value Measurement Using
	2023	Level 1	Level 2	Level 3
Marketable Securities	$382,144	$382,144	$-	$-
Warrant Liability	$504,000	$-	$-	$504,000

	Fair Value at December 31,	Fair Value Measurement Using
	2023	Level 1	Level 2	Level 3

Marketable Securities	$382,144	$382,144	$-	$-
Warrant Liability	$504,000	$-	$-	$504,000
	Fair Value at December 31,	Fair Value Measurement Using
	2022	Level 1	Level 2	Level 3

Warrant Liability	$600,000	$-	$-	$600,000

Schedule Of unobservable inputs used in the earn-out fair value measurements
Ending balance, December 31, 2022	$600,000
Re-measurement adjustments:	-
Change in fair value of warrant liability	(96,000)
Ending balance, December 31, 2023	$504,000
Re-measurement adjustments:	-
Change in fair value of warrant liability	(64,096)
Ending balance, March 31, 2024	$439,904
Re-measurement adjustments:	-
Change in fair value of warrant liability	(3,524)
Ending balance, June 30, 2024	$436,380
Re-measurement adjustments:
Change in fair value of warrant liability	(5,135)
Ending balance, September 30, 2024	$431,245

Beginning balance, December 31, 2021	$578,591
Warrant liability recorded	600,000
Re-measurement adjustments:
Change in fair value of earn-out liability	26,604
Gain on debt extinguishment	(605,195)
Ending balance, December 31, 2022	$600,000
Re-measurement adjustments:
Change in fair value of warrant liability	(96,000)
Ending balance, December 31, 2023	$504,000

Significant unobservable inputs used in the fair value measurements of the Company's derivative liabilities designated
September 30, 2024
Fair value	$431,245
Valuation technique	Backsolve method
Significant unobservable input	Time to maturity and volatility
December 31, 2023
Fair value	$504,000
Valuation technique	Backsolve method
Significant unobservable input	Time to maturity and volatility

December 31, 2023
Fair value	$504,000
Valuation technique	Backsolve method
Significant unobservable input	Time to maturity and volatility
December 31, 2022
Fair value	$600,000
Valuation technique	Redemption Value
Significant unobservable input	N/A

Schedule Of Anti-dilutive Earnings Per Share
	Three Months Ended September 30,
	2024	2023
Net loss	$(13,310,023)	$(1,030,682)
Deemed dividend	-	-
Net loss, numerator, basic computation	$(13,310,023)	$(1,030,682)
	Nine Months Ended September 30,
	2024	2023
Net loss	$(15,103,722)	$(5,326,724)
Deemed dividend	-	(503,643)
Net loss, numerator, basic computation	$(15,103,722)	$(5,830,367)
	September 30,	September 30,
	2024	2023
Options	45,844	218,551
Warrants	911,059	792,283
Convertible preferred stock	-	28,667
	956,903	1,039,501

	Years Ended December 31,
	2023	2022
Net loss	$(6,659,899)	$(16,474,688)
Deemed dividend	(503,642)	(1,921,213)
Net loss, numerator, basic computation	$(7,163,541)	$(18,395,901)
	December 31,	December 31,
	2023	2022
Options	240,188	247,008
Stock awards	-	10,195
Warrants	793,928	752,730
Convertible preferred stock	28,667	28,667
	1,062,783	1,038,600